Income Taxes - Group's deferred tax assets valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Income Taxes
Beginning balance	¥ 32,301		¥ 12,271
Increase during the year	19,635		4,769
Increase due to acquisition of entities	50,821		15,206
Decrease due to NOL expiration	(1,558)
Exchange translation adjustment	207		55
Ending balance	¥ 101,406	$ 14,034	¥ 32,301